Fixed Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets consisted of the following:

Description	March 31, 2021	December 31, 2020
Fixed assets:
Equipment	$58,645	$42,643
Leasehold improvements	7,840	-
Vehicles	529,742	529,742
Total Fixed Assets	596,227	572,385
Accumulated Depreciation	(172,579)	(143,818)
Fixed assets, net	$423,648	$428,567

Fixed assets consisted of the following:

Description	December 31, 2020	December 31, 2019
Fixed assets:
Equipment	$42,643	$34,804
Vehicles	529,742	330,920
Total Fixed Assets	572,385	365,724
Accumulated Depreciation	(143,818)	(29,427)
Fixed assets, net	$428,567	$336,297